Leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Lease Disclosure [Abstract]
Short-term leases and leases of low-value assets	$ 10	$ 6	$ 31	$ 33